EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - Other liabilities - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Current severance obligation	$ 107,938	$ 95,732
Bonuses and short-term benefits	676,967	734,916
Other employment benefit plans	$ 784,905	$ 830,648